Leasehold land (Tables)	12 Months Ended
Dec. 31, 2016
Leasehold Land.
Schedule of leasehold land

	2016	2015	2014
	(in US$’000)
Cost
As at January 1	1,651	1,720	1,761
Exchange differences	(110)	(69)	(41)
As at December 31	1,541	1,651	1,720
Accumulated amortization
As at January 1	308	284	253
Amortization expense	35	37	37
Exchange differences	(22)	(13)	(6)
As at December 31	321	308	284
Net book value
As at December 31	1,220	1,343	1,436